CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	[3]
Statement Of Income And Comprehensive Income [Abstract]
Net income	[1]	$ 202	$ 46	[2]
Other comprehensive income (loss), net of tax
Unrealized income (loss) on cash flow hedges		11	(5)
Changes in retirement plans’ funded status		10	14
Foreign currency translation		(289)	24
Share of other comprehensive income of entities using the equity method		15	9
Other comprehensive income (loss), net of tax		(253)	42
Comprehensive income (loss)		(51)	88
Less: Comprehensive income attributable to noncontrolling interests		7	2
Comprehensive income (loss) attributable to CNH Industrial N.V.		$ (58)	$ 86

[1]	For Industrial Activities, net income (loss) net of “Results from intersegment investments”.
[2]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).
[3]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).